EARNINGS PER SHARE - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 109.0	$ 234.0	$ 19.0
Class B Shares | Minimum
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income			$ 0.5